Distribution Date:	05/15/26	Wells Fargo Commercial Mortgage Trust 2017-C38
Determination Date:	05/11/26
Next Distribution Date:	06/17/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2017-C38

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	8-12		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Mortgage Loan Detail (Part 1)	13-15		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	16-18	Asset Representations	Park Bridge Lender Services LLC
		Reviewer & Operating
Principal Prepayment Detail	19	Advisor
Historical Detail	20		David Rodgers	(212) 230-9025
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001MAA8	1.968000%	32,899,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001MAB6	3.043000%	42,503,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95001MAC4	3.090000%	8,575,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95001MAD2	3.261000%	36,137,000.00	1,629,837.88	837,874.11	4,429.08	0.00	0.00	842,303.19	791,963.77	34.16%	30.00%
A-4	95001MAE0	3.190000%	300,000,000.00	247,019,338.80	2,067,748.77	656,659.74	0.00	0.00	2,724,408.51	244,951,590.03	34.16%	30.00%
A-5	95001MAF7	3.453000%	366,318,000.00	366,318,000.00	0.00	1,054,080.04	0.00	0.00	1,054,080.04	366,318,000.00	34.16%	30.00%
A-S	95001MAG5	3.665000%	119,369,000.00	119,369,000.00	0.00	364,572.82	0.00	0.00	364,572.82	119,369,000.00	21.32%	19.38%
B	95001MAK6	3.917000%	50,556,000.00	50,556,000.00	0.00	165,023.21	0.00	0.00	165,023.21	50,556,000.00	15.89%	14.88%
C	95001MAL4	3.903000%	44,939,000.00	44,939,000.00	0.00	146,164.10	0.00	0.00	146,164.10	44,939,000.00	11.05%	10.88%
D	95001MAP5	3.000000%	49,152,000.00	49,152,000.00	0.00	122,880.00	0.00	0.00	122,880.00	49,152,000.00	5.76%	6.50%
E	95001MAR1	4.235972%	22,470,000.00	22,470,000.00	0.00	79,318.57	0.00	0.00	79,318.57	22,470,000.00	3.35%	4.50%
F	95001MAT7	4.235972%	11,234,000.00	11,234,000.00	0.00	39,655.76	0.00	0.00	39,655.76	11,234,000.00	2.14%	3.50%
G*	95001MAV2	4.235972%	39,322,437.00	19,883,234.18	0.00	50,962.37	0.00	0.00	50,962.37	19,883,234.18	0.00%	0.00%
V	95001MAX8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001MAZ3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Vertical RR	BCC2DT4Q7	4.235972%	31,175,549.65	25,878,110.08	80,628.80	90,815.64	0.00	0.00	171,444.44	25,797,481.28	0.00%	0.00%
Interest
Regular SubTotal			1,154,649,986.65	958,448,520.94	2,986,251.68	2,774,561.33	0.00	0.00	5,760,813.01	955,462,269.26

X-A	95001MAH3	0.889122%	786,432,000.00	614,967,176.68	0.00	455,650.76	0.00	0.00	455,650.76	612,061,553.80
X-B	95001MAJ9	0.461900%	214,864,000.00	214,864,000.00	0.00	82,704.72	0.00	0.00	82,704.72	214,864,000.00
X-D	95001MAM2	1.235972%	49,152,000.00	49,152,000.00	0.00	50,625.40	0.00	0.00	50,625.40	49,152,000.00
Notional SubTotal			1,050,448,000.00	878,983,176.68	0.00	588,980.88	0.00	0.00	588,980.88	876,077,553.80

Deal Distribution Total					2,986,251.68	3,363,542.21	0.00	0.00	6,349,793.89

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001MAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001MAB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95001MAC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95001MAD2	45.10163766	23.18604505	0.12256358	0.00000000	0.00000000	0.00000000	0.00000000	23.30860863	21.91559261
A-4	95001MAE0	823.39779600	6.89249590	2.18886580	0.00000000	0.00000000	0.00000000	0.00000000	9.08136170	816.50530010
A-5	95001MAF7	1,000.00000000	0.00000000	2.87749999	0.00000000	0.00000000	0.00000000	0.00000000	2.87749999	1,000.00000000
A-S	95001MAG5	1,000.00000000	0.00000000	3.05416666	0.00000000	0.00000000	0.00000000	0.00000000	3.05416666	1,000.00000000
B	95001MAK6	1,000.00000000	0.00000000	3.26416667	0.00000000	0.00000000	0.00000000	0.00000000	3.26416667	1,000.00000000
C	95001MAL4	1,000.00000000	0.00000000	3.25250006	0.00000000	0.00000000	0.00000000	0.00000000	3.25250006	1,000.00000000
D	95001MAP5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	95001MAR1	1,000.00000000	0.00000000	3.52997641	0.00000000	0.00000000	0.00000000	0.00000000	3.52997641	1,000.00000000
F	95001MAT7	1,000.00000000	0.00000000	3.52997686	0.00000000	0.00000000	0.00000000	0.00000000	3.52997686	1,000.00000000
G	95001MAV2	505.64603053	0.00000000	1.29601250	0.48890612	46.46270550	0.00000000	0.00000000	1.29601250	505.64603053
V	95001MAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001MAZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Vertical RR	BCC2DT4Q7	830.07710756	2.58628319	2.91304054	0.01711213	1.62622762	0.00000000	0.00000000	5.49932373	827.49082437
Interest

Notional Certificates
X-A	95001MAH3	781.97120244	0.00000000	0.57938990	0.00000000	0.00000000	0.00000000	0.00000000	0.57938990	778.27651189
X-B	95001MAJ9	1,000.00000000	0.00000000	0.38491660	0.00000000	0.00000000	0.00000000	0.00000000	0.38491660	1,000.00000000
X-D	95001MAM2	1,000.00000000	0.00000000	1.02997640	0.00000000	0.00000000	0.00000000	0.00000000	1.02997640	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	04/01/26 - 04/30/26	30	0.00	4,429.08	0.00	4,429.08	0.00	0.00	0.00	4,429.08	0.00
A-4	04/01/26 - 04/30/26	30	0.00	656,659.74	0.00	656,659.74	0.00	0.00	0.00	656,659.74	0.00
A-5	04/01/26 - 04/30/26	30	0.00	1,054,080.04	0.00	1,054,080.04	0.00	0.00	0.00	1,054,080.04	0.00
X-A	04/01/26 - 04/30/26	30	0.00	455,650.76	0.00	455,650.76	0.00	0.00	0.00	455,650.76	0.00
X-B	04/01/26 - 04/30/26	30	0.00	82,704.72	0.00	82,704.72	0.00	0.00	0.00	82,704.72	0.00
X-D	04/01/26 - 04/30/26	30	0.00	50,625.40	0.00	50,625.40	0.00	0.00	0.00	50,625.40	0.00
A-S	04/01/26 - 04/30/26	30	0.00	364,572.82	0.00	364,572.82	0.00	0.00	0.00	364,572.82	0.00
B	04/01/26 - 04/30/26	30	0.00	165,023.21	0.00	165,023.21	0.00	0.00	0.00	165,023.21	0.00
C	04/01/26 - 04/30/26	30	0.00	146,164.10	0.00	146,164.10	0.00	0.00	0.00	146,164.10	0.00
D	04/01/26 - 04/30/26	30	0.00	122,880.00	0.00	122,880.00	0.00	0.00	0.00	122,880.00	0.00
E	04/01/26 - 04/30/26	30	0.00	79,318.57	0.00	79,318.57	0.00	0.00	0.00	79,318.57	0.00
F	04/01/26 - 04/30/26	30	0.00	39,655.76	0.00	39,655.76	0.00	0.00	0.00	39,655.76	0.00
G	04/01/26 - 04/30/26	30	1,801,442.78	70,187.35	0.00	70,187.35	19,224.98	0.00	0.00	50,962.37	1,827,026.81
Vertical RR
	04/01/26 - 04/30/26	30	49,988.60	91,349.12	0.00	91,349.12	533.48	0.00	0.00	90,815.64	50,698.54
Interest
Totals			1,851,431.38	3,383,300.67	0.00	3,383,300.67	19,758.46	0.00	0.00	3,363,542.21	1,877,725.35

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	6,349,793.89
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,396,715.58	Master Servicing Fee	6,845.56
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,582.11
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	399.35
ARD Interest	0.00	Operating Advisor Fee	1,018.36
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	279.55
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,396,715.58	Total Fees	13,414.93

Principal		Expenses/Reimbursements
Scheduled Principal	807,477.30	Reimbursement for Interest on Advances	986.45
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,014.32
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	2,178,774.38	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	3,757.69
Total Principal Collected	2,986,251.68	Total Expenses/Reimbursements	19,758.46

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,363,542.21
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,986,251.68
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,349,793.89
Total Funds Collected	6,382,967.26	Total Funds Distributed	6,382,967.28

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	958,448,520.94	958,448,520.94	Beginning Certificate Balance	958,448,520.94
(-) Scheduled Principal Collections	807,477.30	807,477.30	(-) Principal Distributions	2,986,251.68
(-) Unscheduled Principal Collections	2,178,774.38	2,178,774.38	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	955,462,269.26	955,462,269.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	958,474,796.23	958,474,796.23	Ending Certificate Balance	955,462,269.26
Ending Actual Collateral Balance	955,540,151.76	955,540,151.76

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.24%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	96,372,604.52	10.09%	12	4.5244	NAP	Defeased	13	96,372,604.52	10.09%	12	4.5244	NAP
2,000,000 or less	2	2,995,855.28	0.31%	13	5.0193	2.398223	1.30 or less	8	144,515,106.20	15.13%	13	4.2852	0.752300
2,000,001 to 3,000,000	4	10,176,982.05	1.07%	12	5.0000	1.743860	1.31 to 1.40	6	121,279,133.19	12.69%	12	4.6367	1.381434
3,000,001 to 4,000,000	2	6,801,557.22	0.71%	13	5.2386	1.669039	1.41 to 1.50	2	20,286,417.83	2.12%	13	4.5367	1.430388
4,000,001 to 5,000,000	11	48,259,167.00	5.05%	12	4.7330	2.205082	1.51 to 1.75	3	11,908,533.01	1.25%	13	4.8975	1.680804
5,000,001 to 6,000,000	5	27,655,071.56	2.89%	12	4.4023	2.513652	1.76 to 2.00	9	133,446,221.91	13.97%	10	4.3093	1.858526
6,000,001 to 7,000,000	4	25,974,360.14	2.72%	13	4.8973	1.788755	2.01 to 2.25	6	62,874,119.62	6.58%	12	4.6877	2.090942
7,000,001 to 8,000,000	1	7,333,236.11	0.77%	12	5.3775	1.392300	2.26 to 2.50	7	99,003,232.33	10.36%	13	4.0122	2.389737
8,000,001 to 9,000,000	1	8,025,000.00	0.84%	13	4.2830	3.696400	2.51 to 2.75	5	60,161,526.34	6.30%	13	4.1838	2.670192
9,000,001 to 10,000,000	2	19,025,339.57	1.99%	10	5.0535	1.958620	2.76 to 3.00	4	63,326,618.13	6.63%	13	4.1671	2.842229
10,000,001 to 15,000,000	8	97,267,101.64	10.18%	12	4.8075	2.087159	3.01 or greater	8	142,288,756.18	14.89%	13	3.5967	4.001611
15,000,001 to 20,000,000	2	36,490,551.14	3.82%	12	4.0233	1.972750	Totals	71	955,462,269.26	100.00%	12	4.2517	2.116213
20,000,001 to 30,000,000	5	125,883,460.84	13.18%	12	4.1361	2.481015
30,000,001 to 50,000,000	10	388,201,982.19	40.63%	12	3.9685	2.139920
50,000,001 to 100,000,000	1	55,000,000.00	5.76%	13	3.6694	1.773200
100,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	71	955,462,269.26	100.00%	12	4.2517	2.116213
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	25	96,372,604.52	10.09%	12	4.5244	NAP	South Carolina	2	8,074,495.04	0.85%	11	5.0200	1.707300
Arizona	2	5,401,071.54	0.57%	13	4.8142	2.256437	Texas	28	91,036,129.21	9.53%	13	4.3842	2.327385
Arkansas	1	134,446.78	0.01%	13	4.4860	1.077700	Virginia	4	13,632,763.93	1.43%	13	5.2677	2.120736
California	18	145,390,804.99	15.22%	13	4.0831	2.870182	Washington	3	6,365,708.78	0.67%	12	4.5161	1.939520
Colorado	1	1,859,534.17	0.19%	13	4.9700	2.686300	Wisconsin	3	9,472,306.95	0.99%	12	4.2367	2.902706
Connecticut	1	358,226.08	0.04%	13	4.4860	1.077700	Wyoming	1	396,155.92	0.04%	13	4.4860	1.077700
Florida	3	48,357,800.22	5.06%	5	4.7007	2.061278	Totals	166	955,462,269.26	100.00%	12	4.2517	2.116213
Georgia	3	11,081,497.31	1.16%	12	5.2271	1.479117
									Property Type³
Idaho	2	23,689,460.84	2.48%	13	4.4920	1.536200
Illinois	6	3,678,976.54	0.39%	13	4.1787	2.047598		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	9	22,333,988.53	2.34%	11	4.6588	1.632899		Properties	Balance	Agg. Bal.			DSCR¹
Kentucky	2	4,744,631.58	0.50%	13	4.8991	1.225345	Defeased	25	96,372,604.52	10.09%	12	4.5244	NAP
Louisiana	2	1,600,000.00	0.17%	13	3.9779	2.681400	Industrial	1	33,360,000.00	3.49%	2	4.5700	1.933600
Maryland	1	396,155.92	0.04%	13	4.4860	1.077700	Lodging	75	103,074,308.36	10.79%	12	4.8223	1.745563
Michigan	7	36,490,698.37	3.82%	13	4.7445	2.083808	Mixed Use	3	137,527,488.14	14.39%	13	3.6934	2.256054
Minnesota	3	10,403,088.82	1.09%	8	4.9681	1.929537	Mobile Home Park	4	8,606,035.74	0.90%	13	4.9910	2.614478
Missouri	2	4,700,000.00	0.49%	13	3.9779	2.681400	Multi-Family	2	9,130,938.56	0.96%	12	4.2274	2.970935
Nevada	2	18,610,112.21	1.95%	13	4.4328	2.654105	Office	16	311,258,935.35	32.58%	13	4.1570	1.468504
New Jersey	3	15,777,127.41	1.65%	13	4.9655	2.160823	Retail	38	246,697,685.82	25.82%	13	4.2462	2.713731
New York	7	290,700,000.00	30.43%	13	3.7873	1.656842	Self Storage	2	9,434,272.77	0.99%	13	4.8654	1.812223
North Carolina	2	4,649,126.54	0.49%	12	5.1113	1.946153	Totals	166	955,462,269.26	100.00%	12	4.2517	2.116213
Ohio	9	20,780,900.01	2.17%	12	4.8713	1.663644
Oklahoma	2	520,550.23	0.05%	13	4.4860	1.077700
Oregon	4	20,851,313.82	2.18%	12	3.7206	2.376995
Pennsylvania	8	37,602,592.98	3.94%	13	4.2661	1.157934

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	96,372,604.52	10.09%	12	4.5244	NAP	Defeased	13	96,372,604.52	10.09%	12	4.5244	NAP
	3.500% or less	3	115,000,000.00	12.04%	13	3.4300	3.564947	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	7	180,000,000.00	18.84%	13	3.6630	2.086760	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	32,722,000.00	3.42%	13	3.9779	2.681400	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	6	107,918,738.95	11.29%	13	4.1307	2.597934	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	146,402,715.71	15.32%	13	4.3933	1.378111	49 months or greater	58	859,089,664.74	89.91%	12	4.2211	2.155046
	4.501% to 4.750%	7	108,618,583.45	11.37%	9	4.5881	1.725310	Totals	71	955,462,269.26	100.00%	12	4.2517	2.116213
	4.751% to 5.000%	11	54,549,006.97	5.71%	12	4.8852	1.683557
	5.001% to 5.250%	12	78,967,476.52	8.26%	12	5.0890	1.850325
	5.251% to 5.500%	4	31,905,452.61	3.34%	13	5.3301	2.034097
	5.501% or greater	1	3,005,690.53	0.31%	13	5.5400	1.888200
	Totals	71	955,462,269.26	100.00%	12	4.2517	2.116213
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	96,372,604.52	10.09%	12	4.5244	NAP	Defeased	13	96,372,604.52	10.09%	12	4.5244	NAP
	59 months or less	58	859,089,664.74	89.91%	12	4.2211	2.155046	Interest Only	20	564,312,536.81	59.06%	12	3.9320	2.335417
60 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	8	49,998,870.66	5.23%	12	5.1251	1.694611
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	30	244,778,257.27	25.62%	12	4.7031	1.833269
	Totals	71	955,462,269.26	100.00%	12	4.2517	2.116213	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	71	955,462,269.26	100.00%	12	4.2517	2.116213
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	13	96,372,604.52	10.09%	12	4.5244	NAP			No outstanding loans in this group
Underwriter's Information		5	105,353,000.00	11.03%	13	3.5066	3.996849
	12 months or less	51	710,102,545.69	74.32%	12	4.3103	1.941663
	13 months to 24 months	2	43,634,119.05	4.57%	13	4.4954	1.180683
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	71	955,462,269.26	100.00%	12	4.2517	2.116213
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310941513	MU	New York	NY	Actual/360	3.430%	128,910.83	0.00	0.00	N/A	06/09/27	--	45,100,000.00	45,100,000.00	05/09/26
1A	310941510				Actual/360	3.430%	107,187.50	0.00	0.00	N/A	06/09/27	--	37,500,000.00	37,500,000.00	05/09/26
1B	310941512				Actual/360	3.430%	92,610.00	0.00	0.00	N/A	06/09/27	--	32,400,000.00	32,400,000.00	05/09/26
2	308080002	RT	Torrance	CA	Actual/360	3.658%	74,817.21	0.00	0.00	N/A	06/01/27	--	24,547,000.00	24,547,000.00	05/01/26
2A	310941126				Actual/360	3.658%	74,817.21	0.00	0.00	N/A	06/01/27	--	24,547,000.00	24,547,000.00	05/01/26
2B	308080102				Actual/360	3.658%	16,620.29	0.00	0.00	N/A	06/01/27	--	5,453,000.00	5,453,000.00	05/01/26
2C	310941340				Actual/360	3.658%	16,620.29	0.00	0.00	N/A	06/01/27	--	5,453,000.00	5,453,000.00	05/01/26
3	307771013	OF	New York	NY	Actual/360	3.669%	168,180.83	0.00	0.00	N/A	06/01/27	--	55,000,000.00	55,000,000.00	05/01/26
4	308080004	LO	Various	Various	Actual/360	4.486%	147,231.68	2,178,774.38	0.00	N/A	06/01/27	--	39,384,311.19	37,205,536.81	05/01/26
5	883100728	OF	Melville	NY	Actual/360	4.400%	176,733.33	0.00	0.00	N/A	06/06/27	--	48,200,000.00	48,200,000.00	05/06/26
6	883100736	OF	New York	NY	Actual/360	3.651%	136,927.50	0.00	0.00	N/A	06/06/27	--	45,000,000.00	45,000,000.00	05/06/26
7	310940589	RT	The Woodlands	TX	Actual/360	4.085%	153,187.50	0.00	0.00	N/A	06/01/27	--	45,000,000.00	45,000,000.00	05/01/26
8	308080008	98	Various	Various	Actual/360	3.795%	128,397.50	0.00	0.00	04/06/27	04/06/28	--	40,600,000.00	40,600,000.00	05/06/26
9	883100727	OF	Exton	PA	Actual/360	4.300%	113,838.43	54,417.86	0.00	N/A	06/06/27	--	31,768,863.24	31,714,445.38	04/06/26
10	610940535	IN	Lakeland	FL	Actual/360	4.570%	127,046.00	0.00	0.00	N/A	07/05/26	--	33,360,000.00	33,360,000.00	05/05/26
11	883100724	RT	Various	Various	Actual/360	3.978%	108,470.70	0.00	0.00	N/A	06/06/27	--	32,722,000.00	32,722,000.00	05/06/26
13	310940325	OF	San Jose	CA	Actual/360	4.140%	96,600.00	0.00	0.00	N/A	05/11/27	--	28,000,000.00	28,000,000.00	05/11/26
14	883100701	OF	New York	NY	Actual/360	4.666%	106,929.17	0.00	0.00	N/A	03/06/27	--	27,500,000.00	27,500,000.00	05/06/26
15	610939314	OF	Boise	ID	Actual/360	4.550%	80,908.54	49,054.89	0.00	N/A	06/11/27	--	21,338,515.73	21,289,460.84	05/11/26
16	883100710	OF	Hillsboro	OR	Actual/360	3.688%	61,466.67	0.00	0.00	N/A	05/06/27	--	20,000,000.00	20,000,000.00	05/06/26
18	310937904	RT	Rohnert Park	CA	Actual/360	4.430%	60,979.94	27,717.41	0.00	N/A	06/11/27	--	16,518,268.55	16,490,551.14	05/11/26
20	308080020	LO	Boynton Beach	FL	Actual/360	5.100%	57,702.12	29,169.84	0.00	N/A	05/11/27	--	13,576,970.06	13,547,800.22	05/11/26
21	300571711	RT	Dearborn	MI	Actual/360	4.150%	51,282.41	26,008.02	0.00	N/A	06/06/27	--	14,828,649.77	14,802,641.75	05/06/26
22	610939812	LO	Various	VA	Actual/360	5.350%	55,167.50	39,298.28	0.00	N/A	06/11/27	--	12,374,019.38	12,334,721.10	05/11/26
25	300571710	MU	Frisco	TX	Actual/360	5.060%	54,570.58	22,449.89	0.00	N/A	06/06/27	--	12,941,638.61	12,919,188.72	05/06/26
26	300571701	LO	Carlsbad	CA	Actual/360	4.240%	40,916.76	27,872.89	0.00	N/A	05/06/27	--	11,580,213.91	11,552,341.02	05/06/26
27	300571683	RT	Merrillville	IN	Actual/360	4.840%	45,681.66	31,135.50	0.00	N/A	03/06/27	--	11,326,031.45	11,294,895.95	05/06/26
28	308080028	OF	Reno	NV	Actual/360	4.546%	40,195.03	24,401.97	0.00	N/A	06/06/27	--	10,609,514.18	10,585,112.21	05/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	308080029	MU	La Quinta	CA	Actual/360	5.657%	50,369.77	21,262.35	0.00	N/A	05/06/27	02/06/27	10,684,767.20	10,663,504.85	05/06/26
30	307890023	RT	Roseville	MI	Actual/360	5.274%	45,056.60	21,386.34	0.00	N/A	06/06/27	--	10,251,787.01	10,230,400.67	05/06/26
31	308080031	OF	Paterson	NJ	Actual/360	5.100%	40,108.10	20,159.32	0.00	N/A	06/06/27	--	9,437,199.47	9,417,040.15	05/06/26
33	883100669	MU	Minneapolis	MN	Actual/360	5.008%	40,170.92	17,321.32	0.00	N/A	01/06/27	--	9,625,620.74	9,608,299.42	05/06/26
35	308080035	LO	Atlanta	GA	Actual/360	5.378%	32,967.21	23,464.58	0.00	N/A	05/06/27	--	7,356,700.69	7,333,236.11	04/06/26
36	308080036	LO	Charlotte	NC	Actual/360	5.280%	30,771.29	14,661.90	0.00	N/A	05/11/27	--	6,993,475.78	6,978,813.88	05/11/26
37	308080037	OF	Las Vegas	NV	Actual/360	4.283%	28,642.56	0.00	0.00	N/A	06/06/27	--	8,025,000.00	8,025,000.00	05/06/26
38	410939522	RT	San Antonio	TX	Actual/360	4.860%	26,418.87	14,392.16	0.00	N/A	06/11/27	--	6,523,177.71	6,508,785.55	05/11/26
39	308080039	RT	Canton	MI	Actual/360	4.974%	27,039.04	14,173.96	0.00	N/A	06/06/27	--	6,523,289.54	6,509,115.58	05/06/26
40	410940036	SS	San Leandro	CA	Actual/360	4.550%	24,431.21	14,812.65	0.00	N/A	06/11/27	--	6,443,394.89	6,428,582.24	05/11/26
41	883100706	OF	Round Rock	TX	Actual/360	5.200%	28,347.55	13,865.35	0.00	N/A	05/06/27	--	6,541,742.12	6,527,876.77	05/06/26
42	300571714	SS	Clifton Park	NY	Actual/360	4.850%	26,694.43	11,827.07	0.00	N/A	03/06/27	--	6,604,808.57	6,592,981.50	05/06/26
43	300571706	LO	Elyria	OH	Actual/360	5.060%	20,797.17	26,958.61	0.00	N/A	06/06/27	--	4,932,134.86	4,905,176.25	05/06/26
44	308080044	RT	Toledo	OH	Actual/360	5.190%	25,882.99	12,785.79	0.00	N/A	04/11/27	--	5,984,506.93	5,971,721.14	05/11/26
45	308080045	MH	Diamond	IL	Actual/360	5.060%	25,018.21	12,816.41	0.00	N/A	05/11/27	--	5,933,173.03	5,920,356.62	05/11/26
46	308080046	RT	Egg Harbor	NJ	Actual/360	4.800%	22,760.02	12,654.89	0.00	N/A	06/11/27	--	5,690,005.31	5,677,350.42	05/11/26
47	308080047	LO	New Bern	NC	Actual/360	5.200%	17,710.28	15,236.37	0.00	N/A	05/06/27	--	4,086,986.70	4,071,750.33	05/06/26
48	308080048	LO	Anderson	SC	Actual/360	5.020%	16,984.03	22,679.63	0.00	N/A	04/11/27	--	4,059,927.15	4,037,247.52	05/11/26
49	308080049	LO	Greenwood	SC	Actual/360	5.020%	16,984.03	22,679.63	0.00	N/A	04/11/27	--	4,059,927.15	4,037,247.52	05/11/26
50	883100708	MF	West Baraboo	WI	Actual/360	4.280%	17,043.76	11,442.60	0.00	N/A	05/06/27	--	4,778,624.98	4,767,182.38	05/06/26
51	308080051	MH	Benson	AZ	Actual/360	4.860%	19,237.04	10,479.73	0.00	N/A	06/11/27	--	4,749,886.57	4,739,406.84	05/11/26
52	308080052	MH	Shiloh	IL	Actual/360	4.880%	19,968.18	9,419.72	0.00	N/A	05/11/27	--	4,910,209.02	4,900,789.30	05/11/26
53	308080053	MH	Fenton	MO	Actual/360	5.050%	19,256.14	9,897.46	0.00	N/A	05/11/27	11/11/26	4,575,715.38	4,565,817.92	05/11/26
54	883100711	RT	Terre Haute	IN	Actual/360	4.852%	19,172.90	9,133.71	0.00	N/A	05/06/27	--	4,741,854.05	4,732,720.34	05/06/26
55	308080055	MF	Southfield	MI	Actual/360	4.600%	17,668.82	9,808.92	0.00	N/A	06/11/27	--	4,609,258.29	4,599,449.37	05/11/26
56	883100709	MF	West Baraboo	WI	Actual/360	4.170%	15,200.97	10,624.22	0.00	N/A	05/06/27	--	4,374,380.40	4,363,756.18	05/06/26
57	410939279	RT	Downey	CA	Actual/360	4.630%	19,677.50	0.00	0.00	N/A	05/11/27	--	5,100,000.00	5,100,000.00	05/11/26
58	883100723	LO	Florence	KY	Actual/360	4.970%	16,817.23	11,245.65	0.00	N/A	06/06/27	--	4,060,497.13	4,049,251.48	05/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
59	410939576	RT	Vancouver	WA	Actual/360	4.530%	16,472.84	8,238.77	0.00	N/A	05/11/27	--	4,363,666.93	4,355,428.16	05/11/26
60	600939465	RT	Pasadena	CA	Actual/360	5.000%	15,850.43	8,236.76	0.00	N/A	06/11/27	--	3,804,103.45	3,795,866.69	05/11/26
61	300571713	RT	Katy	TX	Actual/360	4.150%	14,525.00	0.00	0.00	N/A	06/06/27	--	4,200,000.00	4,200,000.00	05/06/26
63	308080063	SS	Ocala	FL	Actual/360	4.708%	11,626.82	6,672.12	0.00	N/A	06/06/27	03/06/27	2,963,505.56	2,956,833.44	05/06/26
64	300571703	SS	Saint Clair	MI	Actual/360	5.540%	13,904.23	6,056.31	0.00	N/A	06/06/27	--	3,011,746.84	3,005,690.53	05/06/26
65	308080065	SS	Jacksonville	FL	Actual/360	4.708%	11,544.36	6,624.80	0.00	N/A	06/06/27	03/06/27	2,942,487.84	2,935,863.04	05/06/26
66	308080066	SS	Tampa	FL	Actual/360	4.708%	11,049.60	6,340.88	0.00	N/A	06/06/27	03/06/27	2,816,381.44	2,810,040.56	05/06/26
67	600939227	RT	Rancho Cucamonga CA		Actual/360	5.020%	11,687.71	6,067.76	0.00	N/A	05/11/27	--	2,793,875.13	2,787,807.37	05/11/26
68	600939128	RT	Pickerington	OH	Actual/360	4.880%	11,290.38	6,183.51	0.00	N/A	04/11/27	--	2,776,323.37	2,770,139.86	05/11/26
69	300571712	RT	Macon	GA	Actual/360	4.860%	10,601.75	5,775.49	0.00	N/A	06/06/27	--	2,617,715.58	2,611,940.09	05/06/26
71	308080071	MH	Various	OH	Actual/360	5.320%	8,926.76	6,459.55	0.00	N/A	05/11/27	--	2,013,554.28	2,007,094.73	05/11/26
73	308080073	MH	Grand Junction	CO	Actual/360	4.970%	7,718.35	4,051.42	0.00	N/A	06/11/27	--	1,863,585.59	1,859,534.17	05/11/26
74	600939290	OF	Knoxville	TN	Actual/360	4.890%	7,217.94	3,914.56	0.00	N/A	05/11/27	--	1,771,273.52	1,767,358.96	05/11/26
75	410939697	RT	Fort Wayne	IN	Actual/360	4.720%	4,265.65	3,691.85	0.00	N/A	05/11/27	02/11/27	1,084,486.93	1,080,795.08	05/11/26
76	308080076	RT	Newnan	GA	Actual/360	5.100%	4,839.76	2,446.63	0.00	N/A	05/11/27	--	1,138,767.74	1,136,321.11	05/11/26
Totals							3,396,715.58	2,986,251.68	0.00				958,448,520.94	955,462,269.26
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	196,065,501.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	59,746,222.00	44,992,864.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	76,992,877.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	35,623,487.66	0.00	--	--	05/11/26	0.00	0.00	0.00	0.00	0.00	0.00
5	8,563,097.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,270,109.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	20,300,892.00	16,261,651.25	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,382,100.62	0.00	--	--	--	0.00	0.00	167,594.44	167,594.44	0.00	0.00
10	5,236,599.21	4,337,626.95	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,608,226.72	0.00	--	--	--	0.00	0.00	0.00	0.00	1,206.28	0.00
13	5,118,124.86	1,229,598.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	11,559,348.23	8,020,984.73	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,163,282.41	565,139.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,173,536.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,574,593.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,562,004.36	2,657,774.82	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,452,821.50	646,311.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,032,444.26	2,071,013.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,374,232.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,339,059.64	2,707,624.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	4,624,551.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,554,913.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	4,265,124.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,646,920.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	977,855.00	1,074,792.55	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,081,541.80	0.00	--	--	--	0.00	0.00	56,401.14	56,401.14	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	1,178,393.00	1,074,292.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	903,278.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	605,682.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	865,635.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,222,627.14	353,488.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1,338,858.77	1,279,941.25	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	504,476.54	341,499.39	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1,273,604.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	935,803.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	758,266.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1,061,221.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,007,054.80	245,843.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	751,057.71	220,016.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	697,445.32	220,588.56	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	871,167.92	251,635.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	643,223.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	599,052.67	502,280.19	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	652,603.00	358,234.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
60	451,261.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	429,692.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	462,575.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	386,878.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	225,821.10	120,785.44	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
69	374,219.63	276,239.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
71	567,110.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	384,709.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	177,748.75	45,226.33	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	477,618,935.98	89,855,452.77				0.00	0.00	223,995.58	223,995.58	1,206.28	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
4	308080004	2,178,774.38	Partial Liquidation (Curtailment)	0.00	0.00
Totals		2,178,774.38		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,178,774.38	0	0.00	4.251726%	4.215328%	12
04/17/26	1	5,984,506.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,062,692.74	0	0.00	4.252768%	4.224138%	13
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,103,127.58	1	9,286,577.29	4.253744%	4.224615%	14
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	837,887.41	0	0.00	4.260963%	4.232537%	15
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	287,518.19	0	0.00	4.261624%	4.233003%	16
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	976,877.95	0	0.00	4.262156%	4.233471%	17
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.262871%	4.233959%	18
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	47,652,415.06	1	2,347,584.94	0	0.00	4.263330%	4.234423%	19
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.264346%	4.234889%	20
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.264798%	4.223921%	21
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	45,000,000.00	0	0.00	0	0.00	4.265247%	4.224385%	22
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.265723%	4.224876%	23
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	883100727	04/06/26	0	B	167,594.44	167,594.44	0.00	31,768,863.24	04/16/26	13
35	308080035	04/06/26	0	B	56,401.14	56,401.14	0.00	7,356,700.69
Totals					223,995.58	223,995.58	0.00	39,125,563.93
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		37,925,818	37,925,818	0		0
7 - 12 Months		232,110,203	232,110,203	0		0
13 - 24 Months		685,426,248	685,426,248	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	955,462,269	955,462,269	0	0	0	0
Apr-26	958,448,521	952,464,014	5,984,507	0	0	0
Mar-26	961,268,487	961,268,487	0	0	0	0
Feb-26	975,576,430	975,576,430	0	0	0	0
Jan-26	977,183,796	977,183,796	0	0	0	0
Dec-25	978,237,587	978,237,587	0	0	0	0
Nov-25	980,026,176	980,026,176	0	0	0	0
Oct-25	980,785,879	980,785,879	0	0	0	0
Sep-25	983,938,842	983,938,842	0	0	0	0
Aug-25	984,692,028	984,692,028	0	0	0	0
Jul-25	985,442,079	985,442,079	0	0	0	0
Jun-25	986,238,154	986,238,154	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	308080004	37,205,536.81	37,205,536.81	547,200,000.00	04/01/25	28,297,123.82	1.07770	12/31/24	06/01/27	I/O
9	883100727	31,714,445.38	31,768,863.24	49,100,000.00	02/17/17	1,892,115.62	0.93710	12/31/25	06/06/27	253
44	308080044	5,971,721.14	5,971,721.14	10,040,000.00	02/03/17	280,631.64	0.80630	09/30/25	04/11/27	250
Totals		74,891,703.33	74,946,121.19	606,340,000.00		30,469,871.08

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	308080004	LO	Various	03/06/25	11

Loan transferred to Special Servicing effective 2/24/25 due to imminent default. Hello Letter was noticed and PNA has been executed. Collateral consists of a 65 mixed service hotels, totaling 6,366 keys. Loan is paid through 5/1/2026. A

Modificatio n Agreement was signed on 9/25/2025 which provides for the expedited sale of underperforming assets along with modifications to certain release provisions, cash-management terms and other terms to improve funding towards operations at remaining portf olio. As of 4/30/2026, twenty-five (25) collateral assets have been released for a cumulative paydown of $147.7MM.

9	883100727	OF	PA	04/16/26	13
Loan transferred to Special Servicing effective 4/16/2026 due to imminent monetary default.

44	308080044	RT	OH	03/05/26	13

The asset transferred to Special Servicing effective 3/5/2026 due to imminent monetary default. The loan is secured by a 92,968 sf anchored neighborhood center located in Toledo, Ohio. As of 10/01/2025, the property was 61%

occupied.Borrower has a PSA and will look to sell the asset.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	308080004	0.00	4.48600%	0.00	4.48600%	8	09/25/25	09/25/25	--
6	883100736	0.00	3.65140%	0.00	3.65140%	9	07/08/25	07/08/25	--
12	310939607	29,539,522.80	4.94000%	29,539,522.80	4.94000%	10	07/23/20	06/01/20	08/11/20
17	300571702	0.00	5.27000%	0.00	5.27000%	9	06/24/22	02/01/22	--
22	610939812	14,706,834.35	5.35000%	14,706,834.35	5.35000%	10	05/06/20	05/11/20	06/11/20
23	300571708	13,898,301.03	5.49000%	13,898,301.03	5.49000%	10	06/26/20	05/01/20	08/11/20
25	300571710	14,218,063.20	5.06000%	14,218,063.20	5.06000%	10	08/03/20	06/01/20	06/01/20
34	310939546	9,472,432.69	4.80000%	9,472,432.69	4.80000%	10	11/03/20	09/01/20	12/11/20
48	308080048	5,399,191.96	5.02000%	5,399,191.96	5.02000%	10	07/20/20	07/11/20	08/11/20
58	883100723	4,734,482.29	4.97000%	4,734,482.29	4.97000%	10	06/01/20	06/06/20	06/11/20
Totals		91,968,828.32		91,968,828.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	300571702 09/15/23	19,200,000.00	12,400,000.00	9,224,301.58	2,503,049.39	9,224,301.58	6,721,252.19	12,478,747.81	0.00	0.00	12,478,747.81	64.99%
23	300571708 06/16/23	13,245,485.21	11,300,000.00	10,259,819.46	2,544,456.21	10,259,819.46	7,715,363.25	5,530,121.96	0.00	0.00	5,530,121.96	38.13%
62	308080062 04/17/25	3,468,299.73	2,000,000.00	2,122,106.33	623,563.09	2,122,106.33	1,498,543.24	1,969,756.49	0.00	0.00	1,969,756.49	49.24%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		35,913,784.94	25,700,000.00	21,606,227.37	5,671,068.69	21,606,227.37	15,935,158.68	19,978,626.26	0.00	0.00	19,978,626.26

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	300571702	09/15/23	0.00	0.00	12,478,747.81	0.00	0.00	12,478,747.81	0.00	0.00	12,478,747.81
23	300571708	06/16/23	0.00	0.00	5,530,121.96	0.00	0.00	5,530,121.96	0.00	0.00	5,530,121.96
62	308080062	04/17/25	0.00	0.00	1,969,756.49	0.00	0.00	1,969,756.49	0.00	0.00	1,969,756.49
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	19,978,626.26	0.00	0.00	19,978,626.26	0.00	0.00	19,978,626.26

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	8,205.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	3,309.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	406.33	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.13	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.02	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	32.08	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.03	0.00	0.00	0.00
44	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	547.86	0.00	0.00	0.00
62	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,757.69	0.00
Total	0.00	0.00	15,014.32	0.00	0.00	0.00	0.00	0.00	986.45	0.00	3,757.69	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		19,758.46

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com/>, specifically under the "Risk Retention Compliance" tab for the Wells Fargo Commercial Mortgage

Trust 2017-C38 transaction, certain Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 29 of 29